Income Taxes (Components of Income Tax Expense) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Total tax expense	$ 12.7	$ 98.8
Deferred income taxes	(1.0)	(3.2)
Successor [Member]
Federal income tax			(19.8)		(69.9)		(588.7)
State income taxes, net of federal effect			1.2		1.7		3.5
Depreciation of AFUDC - Equity			(3.4)		(3.2)		(2.4)
Investment tax credit amortized			(0.5)		(0.5)		(0.3)
Section 199 - domestic production deduction			(1.1)		(4.1)		(2.1)
Non-deductible merger-related compensation							0.6
Non-deductible goodwill impairment			47.5		107.2		636.0
Accrual (settlement) for open tax years			(6.6)		(8.8)		(0.1)
Other, net			0.7		(0.1)		1.2
Total tax expense			18.0		22.3		47.7
Federal - Current			(0.1)	[1]	1.8	[1]	48.6	[1]
State and Local - Current			0.9		0.7		1.2
Total Current			0.8		2.5		49.8
Federal - Deferred			16.6		18.1		(4.9)
State and Local - Deferred			0.6		1.7		2.8
Deferred income taxes			17.7		24.0		(4.2)
Total Deferred			17.2		19.8		(2.1)
Successor [Member] | Parent Company [Member]
Total tax expense			$ 18.0		$ 22.3		$ 47.7

[1]	(b)Includes expense of $0.4 million, $0.0 million and benefits of $1.2 million in the years ended December 31, 2014 2013, and 2012, respectively, of income tax related to adjustments from prior years.